Commitments and Contingencies - Amounts reported in the balance sheet for leases (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets, operating lease		$ 503
Operating lease liability, current	$ 160	163
Operating lease liability	413	545
Present value of lease payments	$ 573	$ 708
Remaining lease term (in years)	3 years	3 years 9 months 29 days
Discount rate	6.00%	6.00%